STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund

November 30, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.0%
Municipal Securities - 5.8%
California Earthquake Authority, Revenue Bonds, Ser. A	5.49	7/1/2024	2,000,000		1,994,027
Chicago II, GO, Refunding, Ser. B	7.75	1/1/2025	2,008,000	[a]	2,122,769
Connecticut, GO, Ser. A	0.92	6/1/2025	250,000		228,606
Kentucky Property & Building Commission, Revenue Bonds, Refunding, Ser. D	2.08	11/1/2023	500,000		488,092
Massachusetts College Building Authority, Revenue Bonds, Refunding, Ser. C	1.90	5/1/2023	2,000,000		1,975,589
Mesa Utility System, Revenue Bonds, Ser. B	2.90	7/1/2023	1,000,000		989,170
New York State Dormitory Authority, Revenue Bonds, Refunding (State of New York Personal Income Tax) Ser. C	0.49	3/15/2024	1,750,000		1,655,636
Tennessee School Bond Authority, Revenue Bonds, Refunding, Ser.A	0.22	11/1/2023	1,500,000		1,440,496
				10,894,385
U.S. Government Agencies Collateralized Mortgage Obligations - 13.3%
Federal Home Loan Mortgage Corp., REMIC, Ser. 2586, Cl. MJ	5.50	3/15/2023	6,336	[b]	6,326
Federal Home Loan Mortgage Corp., REMIC, Ser. 3527, Cl. DA	4.00	4/15/2029	18,162	[b]	18,070
Federal Home Loan Mortgage Corp., REMIC, Ser. 3563, Cl. BD	4.00	8/15/2024	81,684	[b]	80,950
Federal Home Loan Mortgage Corp., REMIC, Ser. 3627, Cl. QH	4.00	1/15/2025	304,872	[b]	301,024
Federal Home Loan Mortgage Corp., REMIC, Ser. 3640, Cl. GM	4.00	3/15/2025	196,478	[b]	193,943
Federal Home Loan Mortgage Corp., REMIC, Ser. 3780, Cl. AV	4.00	4/15/2031	629,340	[b]	619,084
Federal Home Loan Mortgage Corp., REMIC, Ser. 3810, Cl. QB	3.50	2/15/2026	325,479	[b]	318,597
Federal Home Loan Mortgage Corp., REMIC, Ser. 3816, Cl. HA	3.50	11/15/2025	778,358	[b]	762,184
Federal Home Loan Mortgage Corp., REMIC, Ser. 3820, Cl. TB	3.50	3/15/2026	475,955	[b]	465,776
Federal Home Loan Mortgage Corp., REMIC, Ser. 3830, Cl. NB	4.50	2/15/2039	353,182	[b]	351,278
Federal Home Loan Mortgage Corp., REMIC, Ser. 3909, Cl. NG	4.00	8/15/2026	617,962	[b]	607,709

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.0% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 13.3% (continued)
Federal Home Loan Mortgage Corp., REMIC, Ser. 3964, Cl. QA	3.00	11/15/2026	301,105	[b]	291,642
Federal Home Loan Mortgage Corp., REMIC, Ser. 3987, Cl. A	2.00	9/15/2026	38,283	[b]	37,398
Federal Home Loan Mortgage Corp., REMIC, Ser. 3998, Cl. KG	2.00	11/15/2026	803,648	[b]	783,095
Federal Home Loan Mortgage Corp., REMIC, Ser. 4020, Cl. PC	1.75	3/15/2027	134,774	[b]	128,416
Federal Home Loan Mortgage Corp., REMIC, Ser. 4029, Cl. LA	2.00	1/15/2027	691,894	[b]	667,804
Federal Home Loan Mortgage Corp., REMIC, Ser. 4216, Cl. KC	1.75	6/15/2028	633,815	[b]	600,203
Federal Home Loan Mortgage Corp., REMIC, Ser. 4287, Cl. AB	2.00	12/15/2026	160,671	[b]	152,485
Federal Home Loan Mortgage Corp., REMIC, Ser. 4304, Cl. DA	2.50	1/15/2027	97,999	[b]	96,167
Federal Home Loan Mortgage Corp., REMIC, Ser. 4313, Cl. ME	3.00	4/15/2039	736,343	[b]	697,434
Federal Home Loan Mortgage Corp., REMIC, Ser. 4340, Cl. VD	3.00	7/15/2037	708,926	[b]	693,178
Federal Home Loan Mortgage Corp., REMIC, Ser. 4386, Cl. AB	3.00	9/15/2029	277,339	[b]	269,755
Federal Home Loan Mortgage Corp., REMIC, Ser. 4465, Cl. BA	2.50	12/15/2039	364,933	[b]	355,014
Federal Home Loan Mortgage Corp., REMIC, Ser. 4569, Cl. DV	3.00	8/15/2027	928,718	[b]	891,636
Federal Home Loan Mortgage Corp., REMIC, Ser. 5058, Cl. CD	1.00	6/15/2027	703,643	[b]	662,902
Federal National Mortgage Association, REMIC, Ser. 2005-63, Cl. HB	5.00	7/25/2025	34,471	[b]	34,191
Federal National Mortgage Association, REMIC, Ser. 2010-112, Cl. CY	4.00	10/25/2025	457,751	[b]	451,793
Federal National Mortgage Association, REMIC, Ser. 2011-71, Cl. BA	4.00	5/25/2037	14,886	[b]	14,831
Federal National Mortgage Association, REMIC, Ser. 2011-88, Cl. M	3.50	9/25/2026	272,239	[b]	266,472
Federal National Mortgage Association, REMIC, Ser. 2012-127, Cl. DH	4.00	11/25/2027	6,333	[b]	6,285
Federal National Mortgage Association, REMIC, Ser. 2012-148, Cl. DC	1.50	1/25/2028	890,706	[b]	838,827

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.0% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 13.3% (continued)
Federal National Mortgage Association, REMIC, Ser. 2012-78, Cl. KB	1.75	7/25/2027	212,458	[b]	200,396
Federal National Mortgage Association, REMIC, Ser. 2012-98, Cl. YM	1.50	9/25/2027	719,911	[b]	675,469
Federal National Mortgage Association, REMIC, Ser. 2013-137, Cl. V	3.50	10/25/2028	101,235	[b]	98,044
Federal National Mortgage Association, REMIC, Ser. 2013-30, Cl. DA	1.75	4/25/2028	247,863	[b]	232,382
Federal National Mortgage Association, REMIC, Ser. 2013-39, Cl. MP	1.75	5/25/2028	801,641	[b]	754,399
Federal National Mortgage Association, REMIC, Ser. 2014-34, Cl. LC	2.50	6/25/2029	315,060	[b]	302,544
Federal National Mortgage Association, REMIC, Ser. 2015-33, Cl. P	2.50	6/25/2045	1,006,226	[b]	952,454
Federal National Mortgage Association, REMIC, Ser. 2017-9, Cl. HA	3.00	12/25/2042	526,306	[b]	514,696
Federal National Mortgage Association, REMIC, Ser. 2020-28, Cl. V	3.50	2/25/2048	868,312	[b]	848,231
Federal National Mortgage Association, Ser. 2012-152, CI. PC	1.75	8/25/2042	1,884,797	[b]	1,807,654
Government National Mortgage Association, Ser. 2010-6, Cl. AB	3.00	11/20/2039	434,454		421,609
Government National Mortgage Association, Ser. 2012-101, Cl. MA	2.50	5/20/2040	438,724		421,600
Government National Mortgage Association, Ser. 2012-51, Cl. VQ	3.50	4/20/2025	450,765		441,255
Government National Mortgage Association, Ser. 2016-23, CI. KA	4.23	1/20/2031	204,569		201,856
Government National Mortgage Association, Ser. 2022-87, Cl. A	3.50	1/20/2040	1,902,012		1,849,885
Government National Mortgage Association, Ser. 2022-90, CI. KB	3.00	9/20/2044	1,637,965		1,565,243
Government National Mortgage Association, Ser. 2022-94, Cl. A	3.50	8/20/2031	1,978,662		1,936,378
				24,888,564

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.0% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities - 25.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K030, Cl. A2	3.25	4/25/2023	1,275,884	[b]	1,268,877
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K044, Cl. A2	2.81	1/25/2025	1,453,403	[b]	1,397,196
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K724, Cl. A2	3.06	11/25/2023	1,855,324	[b]	1,821,578
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K725, Cl. A2	3.00	1/25/2024	733,101	[b]	715,673
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KC03, Cl. A2	3.50	1/25/2026	1,496,408	[b]	1,448,565
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KL1P, Cl. A1P	2.54	10/25/2025	1,722,444	[b]	1,658,131
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KLU1, Cl. A1	2.38	1/25/2025	1,350,622	[b]	1,307,895
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KW02, Cl. A1	2.90	4/25/2026	1,970,740	[b]	1,925,118
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. X2FX, Cl. A2	2.41	9/25/2025	1,115,370	[b]	1,064,572
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. X3FX, Cl. A1FX	3.00	3/25/2025	1,844,638	[b]	1,800,910
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2016-SB22, Cl. A7F	1.98	9/25/2023	436,608	[b]	428,007
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2016-SB25, Cl. A7F	2.58	10/25/2023	49,338	[b]	48,200
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2018-SB50, Cl. A5F	3.06	4/25/2023	1,144,783	[b]	1,137,448

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.0% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities - 25.4% (continued)
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2018-SB51, CI. A5H	3.14	4/25/2038	674,645	[b]	668,735
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2019-SB61, Cl. A5F	2.86	1/25/2024	1,736,510	[b]	1,692,685
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2019-SB67, CI. A5H	2.24	8/25/2039	690,846	[b]	660,374
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2019-SB68, CI. A5H	2.39	8/25/2039	364,443	[b]	350,531
Federal National Mortgage Association, ACES, Ser. 2013-M2, Cl. AFL, 1 Month LIBOR +.35%	4.39	1/25/2023	477,471	[b,c]	477,488
Federal National Mortgage Association, ACES, Ser. 2014-M1, Cl. A2	3.40	7/25/2023	865,183	[b]	855,802
Federal National Mortgage Association, ACES, Ser. 2014-M13, Cl. A2	3.02	8/25/2024	240,940	[b]	233,189
Federal National Mortgage Association, ACES, Ser. 2014-M3, Cl. A2	3.50	1/25/2024	1,599,633	[b]	1,569,218
Federal National Mortgage Association, ACES, Ser. 2017-M10, CI. AV2	2.62	7/25/2024	1,812,327	[b]	1,750,659
Freddie Mac Multifamily Structured Pass Through Certificates, Ser. K045, Cl. A2	3.02	1/25/2025	1,371,210	[b]	1,322,948
FRESB Mortgage Trust, Ser. 2017-SB41, Cl. A10F	2.94	9/25/2027	1,789,669	[b]	1,678,780
Government National Mortgage Association, Ser. 2011-103, Cl. B	3.77	7/16/2051	918,063		861,521
Government National Mortgage Association, Ser. 2012-142, CI. BC	2.46	3/16/2049	1,256,299		1,173,908
Government National Mortgage Association, Ser. 2012-150, CI. A	1.90	11/16/2052	635,505		563,690
Government National Mortgage Association, Ser. 2013-105, Cl. A	1.71	2/16/2037	477,151		467,076
Government National Mortgage Association, Ser. 2013-142, Cl. V	3.10	2/16/2025	693,906		670,637
Government National Mortgage Association, Ser. 2013-158, Cl. AB	3.01	8/16/2053	1,356,288		1,281,025
Government National Mortgage Association, Ser. 2013-29, CI. AB	1.77	10/16/2045	179,406		166,268
Government National Mortgage Association, Ser. 2013-29, CI. AD	1.51	8/16/2041	448,032		435,541

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.0% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities - 25.4% (continued)
Government National Mortgage Association, Ser. 2013-30, Cl. A	1.50	5/16/2042	5,635		5,619
Government National Mortgage Association, Ser. 2014-109, Cl. B	3.20	9/16/2051	110,476		110,190
Government National Mortgage Association, Ser. 2014-82, Cl. VG	2.87	12/16/2046	1,161,985		1,111,669
Government National Mortgage Association, Ser. 2015-188, CI. VD	2.50	3/16/2032	491,732		458,394
Government National Mortgage Association, Ser. 2017-70, CI. A	2.50	10/16/2057	127,517		125,962
Government National Mortgage Association, Ser. 2017-94, CI. AK	2.40	5/16/2051	1,288,465		1,203,057
Government National Mortgage Association, Ser. 2018-123, Cl. D	3.10	1/16/2059	1,750,000		1,624,270
Government National Mortgage Association, Ser. 2018-149, CI. A	3.00	7/16/2048	276,029		264,200
Government National Mortgage Association, Ser. 2019-34, Cl. AL	3.15	5/16/2059	1,331,872		1,290,484
Government National Mortgage Association, Ser. 2019-55, Cl. AE	3.00	12/16/2059	1,061,414		995,807
Government National Mortgage Association, Ser. 2022-147, CI. A	2.20	10/16/2062	1,991,900		1,849,678
Government National Mortgage Association, Ser. 2022-3, CI. AM	1.60	9/16/2051	981,100		857,743
Government National Mortgage Association, Ser. 2022-53, Cl. AE	1.50	4/16/2046	2,929,066		2,674,165
Government National Mortgage Association, Ser. 2022-82, Cl. AC	2.00	5/16/2048	1,973,551		1,807,956
				47,281,439
U.S. Government Agencies Mortgage-Backed - 20.9%
Federal Home Loan Mortgage Corp.:
2.50%, 3/1/2027-12/1/2027			2,563,412	[b]	2,458,812
3.50%, 10/1/2026-5/1/2027			392,179	[b]	381,512
4.50%, 11/1/2024-2/1/2034			497,614	[b]	500,670
Federal National Mortgage Association:
1.91%, 9/1/2051, 1 Month SOFR +2.35%			2,554,313	[b,c]	2,383,160
2.25%, 1/1/2024			634,070	[b]	622,600
2.39%, 6/1/2025			726,712	[b]	698,651
2.45%, 4/1/2025			2,744,768	[b]	2,613,448
2.50%, 11/1/2026-3/1/2028			3,138,789	[b]	2,988,997
2.70%, 7/1/2024			1,806,241	[b]	1,732,989
2.72%, 3/1/2024			2,000,000	[b]	1,940,830
2.74%, 1/1/2050, 12 Month LIBOR +1.59%			1,387,016	[b,c]	1,348,598

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.0% (continued)
U.S. Government Agencies Mortgage-Backed - 20.9% (continued)
2.86%, 11/1/2049, 12 Month LIBOR +1.61%			2,007,534	[b,c]	1,983,931
2.88%, 6/1/2024			913,119	[b]	884,609
2.89%, 4/1/2024-1/1/2025			3,000,000	[b]	2,906,116
2.94%, 9/1/2047, 12 Month LIBOR +1.62%			1,903,543	[b,c]	1,850,989
2.95%, 11/1/2025			1,000,000	[b]	956,916
3.00%, 1/1/2028			388,132	[b]	375,579
3.09%, 8/1/2023			1,000,000	[b]	992,566
3.11%, 12/1/2024			1,897,992	[b]	1,838,775
3.15%, 11/1/2049, 12 Month LIBOR +1.61%			1,705,137	[b,c]	1,670,790
3.45%, 7/1/2025			1,667,606	[b]	1,614,164
3.50%, 2/1/2031			1,874,118	[b]	1,849,390
4.00%, 7/1/2029-3/1/2034			1,051,279	[b]	1,054,732
5.00%, 3/1/2027			141,588	[b]	143,457
5.10%, 10/1/2024			684,185	[b]	681,695
Government National Mortgage Association I:
3.00%, 5/15/2027			1,470,954		1,425,724
4.00%, 8/15/2024-7/15/2027			321,998		317,930
Government National Mortgage Association II:
3.00%, 4/20/2027			349,058		322,405
3.50%, 3/20/2026			135,857		135,037
4.50%, 7/20/2024-5/20/2025			337,053		334,873
				39,009,945
U.S. Government Agencies Obligations - 2.8%
Federal Home Loan Bank, Bonds	0.57	9/30/2024	2,000,000		1,854,108
Federal Home Loan Bank, Bonds	3.13	4/28/2025	1,500,000		1,445,429
Federal Home Loan Mortgage Corp., Notes	2.05	3/24/2025	2,000,000	[b]	1,893,150
				5,192,687
U.S. Treasury Securities - 30.8%
U.S. Treasury Notes	0.13	2/15/2024	4,000,000		3,790,000
U.S. Treasury Notes	0.25	5/15/2024	4,750,000		4,461,846
U.S. Treasury Notes	0.75	11/15/2024	4,000,000		3,729,688
U.S. Treasury Notes	1.25	8/31/2024	4,500,000	[d]	4,257,598
U.S. Treasury Notes	2.13	3/31/2024	5,000,000		4,839,844
U.S. Treasury Notes	2.50	5/31/2024	6,000,000		5,820,117
U.S. Treasury Notes	2.50	4/30/2024	5,000,000		4,856,348
U.S. Treasury Notes	2.75	5/15/2025	3,000,000		2,898,750
U.S. Treasury Notes	2.75	8/31/2023	1,500,000	[d]	1,478,140
U.S. Treasury Notes	3.00	7/31/2024	4,750,000	[d]	4,638,208
U.S. Treasury Notes	3.00	6/30/2024	5,000,000		4,882,715

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.0% (continued)
U.S. Treasury Securities - 30.8% (continued)
U.S. Treasury Notes	3.13	8/15/2025	2,250,000	[d]	2,191,904
U.S. Treasury Notes	3.25	8/31/2024	4,750,000	[d]	4,654,629
U.S. Treasury Notes	4.25	9/30/2024	5,000,000	[d]	4,985,449
				57,485,236
Total Bonds and Notes (cost $192,743,556)			184,752,256
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $930,533)	3.94		930,533	[e]	930,533

Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $304,489)	3.94		304,489	[e]	304,489
Total Investments (cost $193,978,578)			99.7%	185,987,278
Cash and Receivables (Net)			0.3%	574,646
Net Assets			100.0%	186,561,924

ACES—Alternative Credit Enhancement Securities

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

d Security, or portion thereof, on loan. At November 30, 2022, the value of the fund’s securities on loan was $21,496,328 and the value of the collateral was $22,058,217, consisting of cash collateral of $304,489 and U.S. Government & Agency securities valued at $21,753,728. In addition, the value of collateral may include pending sales that are also on loan.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund

November 30, 2022 (Unaudited)

The following is a summary of the inputs used as of November 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Investment Companies	1,235,022	-	-	1,235,022
Municipal Securities	-	10,894,385	-	10,894,385
U.S. Government Agencies Collateralized Mortgage Obligations	-	24,888,564	-	24,888,564
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	47,281,439	-	47,281,439
U.S. Government Agencies Mortgage-Backed	-	39,009,945	-	39,009,945
U.S. Government Agencies Obligations	-	5,192,687	-	5,192,687
U.S. Treasury Securities	-	57,485,236	-	57,485,236

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2022, accumulated net unrealized depreciation on investments was $7,991,300, consisting of $3,821 gross unrealized appreciation and $7,995,121 gross unrealized depreciation.

At November 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.